ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
ACCOUNTS RECEIVABLE, NET
Less: Allowance for doubtful accounts		$ (112,905)	$ (78,167)	$ (379,689)
Accounts receivable, net	$ 204,763	418,091	1,706,378
Accounts receivable, net, current portion	204,763	418,022	502,031
Accounts receivable, net, non-current portion	0	69	61,943
Less: Unearned interest			(40,447)
Discontinued operations
ACCOUNTS RECEIVABLE, NET
Less: Allowance for doubtful accounts			(76,428)
Accounts receivable, net			1,142,404
Accounts receivable, net, current portion	204,763	418,022	935,164
Accounts receivable, net, non-current portion		69	207,240
Continuing operations
ACCOUNTS RECEIVABLE, NET
Less: Allowance for doubtful accounts	0	(112,905)	(1,739)
Accounts receivable, net		418,091	563,974
Accounts receivable, net, current portion		418,022	502,031
Accounts receivable, net, non-current portion		69	61,943
Receivables of automobile sales due from automobile purchasers
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	107,246	392,530	760,126
Receivables of service fees due from automobile purchasers
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	15,949	17,350	731,962
Receivables of online ride hailing fees from online ride-hailing drivers
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	46,848	$ 121,116	162,197
Receivables of operating lease
ACCOUNTS RECEIVABLE, NET
Accounts receivable, gross	$ 34,720		$ 170,707